UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Core Opportunities Fund

Portfolio of Investments

August 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 86.3%
Health Care – 19.8%
Biotechnology – 6.1%
Biogen Idec, Inc.(a)	10,623	$3,644,114
Gilead Sciences, Inc.(a)	53,010	5,702,816

		9,346,930

Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	55,280	2,335,027
Medtronic, Inc.	21,250	1,356,813

		3,691,840

Health Care Providers & Services – 2.8%
UnitedHealth Group, Inc.	49,540	4,294,127

Pharmaceuticals – 8.5%
Allergan, Inc./United States	37,020	6,059,433
Eli Lilly & Co.	44,250	2,812,530
Pfizer, Inc.	140,340	4,124,593

		12,996,556

		30,329,453

Information Technology – 16.6%
Communications Equipment – 1.0%
F5 Networks, Inc.(a)	11,920	1,480,345

Electronic Equipment, Instruments & Components – 2.4%
Amphenol Corp. - Class A	12,810	1,319,558
TE Connectivity Ltd.	38,370	2,405,032

		3,724,590

Internet Software & Services – 2.0%
Google, Inc. - Class C(a)	5,320	3,040,912

IT Services – 3.5%
Visa, Inc. - Class A	18,380	3,906,117
Xerox Corp.	98,190	1,356,004

		5,262,121

Semiconductors & Semiconductor Equipment – 2.8%
Linear Technology Corp.	29,900	1,348,789
NVIDIA Corp.	75,690	1,472,171
NXP Semiconductor NV(a)	22,160	1,518,403

		4,339,363

Software – 1.6%
Activision Blizzard, Inc.	60,020	1,412,871
Aspen Technology, Inc.(a)	26,556	1,091,186

		2,504,057

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	48,585	4,979,962

		25,331,350

Company	Shares	U.S. $ Value
Consumer Discretionary – 14.6%
Hotels, Restaurants & Leisure – 0.9%
Wyndham Worldwide Corp.	17,750	$1,436,685

Internet & Catalog Retail – 2.5%
Liberty Interactive Corp. - Class A(a)	48,232	1,423,808
Priceline Group, Inc. (The)(a)	1,970	2,451,291

		3,875,099

Leisure Products – 0.8%
Polaris Industries, Inc.	8,070	1,173,217

Media – 8.6%
Comcast Corp. - Class A	99,240	5,431,405
Scripps Networks Interactive, Inc. - Class A	13,770	1,097,607
Time Warner Cable, Inc. - Class A	19,530	2,889,073
Time Warner, Inc.	15,910	1,225,547
Viacom, Inc. - Class B	13,890	1,127,173
Walt Disney Co. (The)	15,020	1,349,998

		13,120,803

Specialty Retail – 1.8%
Home Depot, Inc. (The)	29,920	2,797,520

		22,403,324

Financials – 11.0%
Banks – 1.9%
Wells Fargo & Co.	56,480	2,905,331

Capital Markets – 1.6%
BlackRock, Inc. - Class A	7,250	2,396,343

Diversified Financial Services – 4.8%
Berkshire Hathaway, Inc. - Class B(a)	53,560	7,351,110

Insurance – 2.7%
ACE Ltd.	26,750	2,844,327
Allstate Corp. (The)	21,140	1,299,899

		4,144,226

		16,797,010

Industrials – 9.1%
Aerospace & Defense – 3.3%
Boeing Co. (The)	18,510	2,347,068
Raytheon Co.	27,850	2,683,069

		5,030,137

Airlines – 3.2%
Copa Holdings SA - Class A	28,500	3,504,930
Delta Air Lines, Inc.	35,310	1,397,570

		4,902,500

Electrical Equipment – 1.7%
AMETEK, Inc.	49,400	2,615,236

Industrial Conglomerates – 0.9%
Danaher Corp.	17,840	1,366,722

Company	Shares	U.S. $ Value
		$13,914,595

Consumer Staples – 6.7%
Beverages – 1.5%
Monster Beverage Corp.(a)	26,410	2,334,908

Food & Staples Retailing – 2.9%
CVS Caremark Corp.	56,300	4,473,035

Tobacco – 2.3%
Philip Morris International, Inc.	39,950	3,418,921

		10,226,864

Energy – 5.6%
Energy Equipment & Services – 3.5%
Cameron International Corp.(a)	37,690	2,801,498
Schlumberger Ltd.	23,420	2,567,769

		5,369,267

Oil, Gas & Consumable Fuels – 2.1%
Hess Corp.	8,800	889,680
Marathon Oil Corp.	53,520	2,231,249

		3,120,929

		8,490,196

Telecommunication Services – 2.9%
Diversified Telecommunication Services – 2.9%
Verizon Communications, Inc.	89,200	4,443,944

Total Common Stocks (cost $104,297,703)		131,936,736

SHORT-TERM INVESTMENTS – 10.7%
Investment Companies – 10.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07%(b) (c) (cost $16,389,737)	16,389,737	16,389,737

Total Investments – 97.0% (cost $120,687,440)(d)		148,326,473
Other assets less liabilities – 3.0%		4,610,290

Net Assets – 100.0%		$152,936,763

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,269,764 and gross unrealized depreciation of investments was $(630,731), resulting in net unrealized appreciation of $27,639,033.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Core Opportunities Fund

August 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$131,936,736	$—	$—	$131,936,736
Short-Term Investments	16,389,737	—	—	16,389,737

Total Investments in Securities	148,326,473	—	—	148,326,473
Other Financial Instruments**	—	—	—	—

Total+	$148,326,473	$—	$—	$148,326,473

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 21, 2014